Short-term benefits - Summary of Short-term Benefits (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	$ 1,728	$ 1,658
Current	1,699	1,658
Non-current	29
Accrued vacation pay [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	951	781
Profit sharing [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	15	355
Employees variable compensation program [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	469	269
Voluntary Severance Program (PDV) [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	94	36
Salaries and related charges [member]
Disclosure Of Short-term Benefits [line items]
Short term Employee Benefits Expense	$ 199	$ 217